Share-Based Payment (Schedule of Expenses Recognized in Financial Statements) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Expenses arising from share-based payment transactions	€ 5	€ 3	€ 7